Intangible Assets and Goodwill - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 16,121,725	R$ 16,394,180
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	15,428,610	15,592,526
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	8,197,514	8,240,521
Concession rights [member] | A L L Malha Norte [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 7,231,096	7,352,005
Right of way and operating license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	4.00%
Intangible assets other than goodwill	R$ 223,008	234,748
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 47,031	69,858
Trademarks [member] | Mobil [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	10.00%
Intangible assets other than goodwill	R$ 22,827	45,654
Trademarks [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	24,204	24,204
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 201,961	278,129
Customer-related intangible assets [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 174,458	233,971
Customer-related intangible assets [member] | Lubricants [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	6.00%
Intangible assets other than goodwill	R$ 27,503	44,158
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	20.00%
Intangible assets other than goodwill	R$ 167,520	146,210
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	53,595	72,709
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	R$ 221,115	R$ 218,919